Property, Plant and Equipment, Net (Schedule of Net Carrying Values of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net		$ 667,642	$ 635,088	$ 616,164
Carrying amount before prepayments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Land, roads, buildings and leasehold improvements	[1]	32,069	35,202
Facilities, machinery and equipment	[1]	359,322	362,057
Computers	[1]	244	181
Office furniture and equipment	[1]	325	335
Assets under construction	[1]	239,934	207,017
Other	[1]	35,748	30,296
Property, plant and equipment, net	[1]	$ 667,642	$ 635,088

[1]	Reclassified 2018 numbers to be comparable with current year presentation.